Commitments and Contingencies (Details) - USD ($)		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Commitments and Contingencies (Details) [Line Items]
Deferred fee, per unit (in Dollars per share)	$ 0.35
Other Underwriting Expense	$ 4,226,250
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount, per share (in Dollars per share)		$ 0.20
Underwriting discount amount		$ 2,400,000
Underwriting commission, per share (in Dollars per share)		$ 0.35
Underwriting commissions amount		$ 4,200,000
Underwriting discount, per unit (in Dollars per share)	$ 0.20
Deferred underwriting commission	$ 2,100,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting commission	3,675,000
Aggregate underwriters	$ 2,415,000